Loans and Financing (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross debt	R$ 4,699,233
Transaction cost	(31,996)
Net debt	4,667,237
Balance as of December 31, 2022	4,650,363	R$ 3,678,444	R$ 3,188,531
Effect of acquisition of control of Costa Oeste and Marumbi			514,272
Funding	45,325	1,891,954	134,313
(-) Transaction costs (a)	(6,886)	(19,781)	(1,647)
Charges	525,598	416,920	197,616
Monetary and exchange variations		20,600	41,357
Amortization - principal	(260,971)	(1,000,319)	(202,577)
Payment - charges	(521,134)	(337,455)	(193,421)
Business combination effects (Note 1.2)	875,738
Monetary variations	35,184
Balance as of December 31, 2023	5,343,217	4,650,363	3,678,444
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2022		150,572	140,337
Effect of acquisition of control of Costa Oeste and Marumbi
Funding
(-) Transaction costs (a)
Charges		953	6,218
Monetary and exchange variations		(14,378)	10,266
Amortization - principal		(134,894)
Payment - charges		(2,253)	(6,249)
Business combination effects (Note 1.2)
Monetary variations
Balance as of December 31, 2023			150,572
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2022	4,650,363	3,527,872	3,048,194
Effect of acquisition of control of Costa Oeste and Marumbi			514,272
Funding	45,325	1,891,954	134,313
(-) Transaction costs (a)	(6,886)	(19,781)	(1,647)
Charges	525,598	415,967	191,398
Monetary and exchange variations		34,978	31,091
Amortization - principal	(260,971)	(865,425)	(202,577)
Payment - charges	(521,134)	(335,202)	(187,172)
Business combination effects (Note 1.2)	875,738
Monetary variations	35,184
Balance as of December 31, 2023	5,343,217	R$ 4,650,363	R$ 3,527,872
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Gross debt	1,638,394
Transaction cost	(8,051)
Net debt	1,630,343
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Gross debt	266,754
Transaction cost	(2,350)
Net debt	264,404
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Gross debt	270,567
Transaction cost	(2,351)
Net debt	268,216
Later Than Five Years And Not Later Than Six Years [member]
IfrsStatementLineItems [Line Items]
Gross debt	256,249
Transaction cost	(2,364)
Net debt	253,885
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Gross debt	255,797
Transaction cost	(2,355)
Net debt	253,442
Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Gross debt	2,011,472
Transaction cost	(14,525)
Net debt	R$ 1,996,947